MAJOR CUSTOMERS AND FOREIGN SALES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Customers Accounting for 10% or More of Net Revenue

The following customers accounted for 10% or more of net revenue in the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Customer A	—	68.0%	—	27.0%
Customer B	—	29.2%	—	26.8%
Customer C	—	—	—	26.3%
Customer D	80.3%	—	49.8%	—
Customer E	14.5%		18.0%	—
Customer F	—		10.5%	—

The following customers accounted for 10% or more of net revenue in the periods presented:

	Year Ended December 31,
	2011	2010

Customer A	27.8%	—
Customer B	27.1%	—
Customer C	25.6%	—
Customer D	—	48.8%
Customer E	—	14.1%

Summary of Sales by Geographic Area as a Percentage of Net Sales

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Three Months Ended September 30,
	2012		2011
North America	$94	19.7%	$81	1.5%
International
Germany	—	—%	—	—%
Italy	383	80.3%	5,262	97.2%
Other	—	—%	71	1.3%

Net sales	$477	100.0%	$5,414	100.0%

	Nine Months Ended September 30,
	2012		2011
North America	$338	44.0%	$749	3.6%
International
Germany	14	1.8%	5,494	26.4%
Italy	389	50.6%	12,470	59.8%
Other	28	3.6%	2,136	10.2%

Net sales	$769	100.0%	$20,849	100.0%

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Year Ended December 31,
	2011		2010
North America	$719	3.5%	$1,455	22.9%
International
Italy	12,055	59.5%	3,091	48.7%
Germany	5,501	27.2%	1,074	17.0%
Malta	1,128	5.6%	—	—%
Other	853	4.2%	724	11.4%

Net sales	$20,256	100%	$6,344	100. %